Summary of significant accounting policies - Guarantee liabilities and Financial guarantee derivative (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Summary of significant accounting policies
Contingent guarantee liabilities	¥ 187,640,702	$ 25,706,671	¥ 61,906,509	¥ 0
ZhongAn
Summary of significant accounting policies
Period for compensation in case of default by borrowers	2 days